Stock-based Compensation - Issuance of Shares to Directors in Lieu of Cash Retainers for Service (Details)	3 Months Ended
Mar. 31, 2024 shares
Non-employee | Other Awards | Director
Share-based Compensation Arrangement by Share-based Payment Award
Common stock shares issued	13,127